Stock Options, Restricted Stock Incentive, and Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2015
Employee Benefits And Share Based Compensation [Abstract]
Schedule Of Restricted And Performance Stock And Unit Activity
Stock and stock unit awards. A summary of restricted and performance stock and unit activity during the year ended December 31, 2015, is presented below:

	Shares/Units	Weighted average grant date fair value (per share) (a)
Nonvested on January 1, 2015	3,355,145	$10.51
Shares/units granted	1,208,446	13.90
Shares/units vested	(968,612)	10.23
Shares/units cancelled	(122,555)	10.24
Nonvested on December 31, 2015	3,472,424	$10.73

The weighted average grant date fair value for shares/units granted in 2014 and 2013 was $11.62 and $10.63, respectively.

Summary Of Stock Option Plans Activity
The summary of stock option activity for the year ended December 31, 2015, is shown below:

	Options Outstanding	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2015	7,791,107	$17.18
Options granted	595,229	11.68
Options exercised	(664,196)	10.43
Options expired/cancelled	(202,413)	25.98
December 31, 2015	7,519,727	17.11	3.37	$14,939
Options exercisable	6,008,325	18.46	3.03	10,728
Options expected to vest	1,511,402	11.73	4.76	4,212

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2015, 2014, and 2013 with the following assumptions:

	2015	2014	2013
Expected dividend yield	1.68%	1.70%	1.84%
Expected weighted-average lives of options granted	6.18 years	6.15 years	6.12 years
Expected weighted-average volatility	32.26%	33.79%	36.19%
Expected volatility range	23.67 - 40.85%	24.55 - 61.49%	27.27 - 62.98%
Risk-free interest rate	1.68%	1.96%	1.16%